Note 18 - Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Text Block]
18.	Subsequent Events

(a)	On March 20, 2013, the Company entered into a memorandum of agreement to acquire one LPG carrier named “Gas Inspiration”, which is scheduled to be delivered in May 2013.

(b)
On March 22, 2013, the Company entered into separate memoranda of agreement to acquire two LPG carriers under construction, named “Hull S514” and “Hull S515”, which are scheduled to be delivered in the first and second quarter of 2014, respectively.

(c)     On March 27, 2013, the Company entered into separate memoranda of agreement to acquire two additional LPG carriers named “Gas Alice” and “Gas Enchanted”, which are scheduled to be delivered in May 2013.

The aggregate purchase price for the above five vessels is $93,700,000.